Related Party Transactions and Arrangements (Fees Paid in Connection with the IPO, Selling Commissions and Dealer Fees) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	$ 4,500	$ 4,413	$ 13,500	$ 8,509	$ 0	$ 13,009	$ 0
Realty Capital Securities, LLC [Member] | Total commissions and fees from the Dealer Manager [Member] | Dealer Manager [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager					$ 143,009	0	(3)	[1]
Payable (Receivable)						$ 0	$ (13)	[1]

[1]	During the year ended December 31, 2014, the Company incurred reimbursement of selling commissions and dealer manager fees as a result of share purchase cancellations related to common stock sales prior to the close of the IPO.